Operating segments	12 Months Ended
Dec. 31, 2022
Operating segments
Operating segments

46. Operating segments

The Bank has three operating segments, as described below:

-	Retail Banking: this segment encompasses the entire commercial banking business. The retail banking activities include products and services for SME such as personal loans, deposit-taking, employee payroll accounts for corporate customers, credit and debit cards and overdraft facilities.
-	Corporate and Investment Banking: this segment reflects the Santander Corporate and Investment Banking business in Mexico, including all the managed treasury departments and the equities business. The Santander Corporate and Investment Banking activities include products and services for our corporate customers, such as investment banking and project finance.
-	Corporate Activities: this segment includes the centralized management business relating to financial and industrial investments, the financial management of the structural currency position and its structural interest rate risk position and the management of liquidity and equity through issues and securitizations and assets and liabilities management.

The Bank does not have any customers that individually accounted for 10% or more of the Bank’s interest and similar income for 2020, 2021 and 2022.

The 2020 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2020	Banking	Banking	Activities	Total

Net interest income	61,444	5,605	(1,239)	65,810
Dividend income	—	39	207	246
Income from companies accounted for using the equity method	—	—	178	178
Net fee and commission income	15,551	1,668	(196)	17,023
Gains/(losses) on financial assets and liabilities (net)	1,421	3,888	675	5,984
Exchange differences (net)	—	—	19	19
Other operating income/(expenses)	(2,695)	(714)	(153)	(3,562)
Total income	75,721	10,486	(509)	85,698
Administrative expenses	(25,649)	(3,830)	(656)	(30,135)
Depreciation and amortization	(5,339)	(376)	(28)	(5,743)
Impairment losses on financial assets not at fair value through profit or loss (net)	(20,772)	(1,027)	—	(21,799)
Gains/(losses) on modification of financial assets (net)	(1,743)	—	—	(1,743)
Impairment losses on other assets (net)	(119)	—	—	(119)
Provisions (net)	(143)	(10)	(821)	(974)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	9	9
Operating profit before tax	21,956	5,243	(1,999)	25,200
Income tax				(6,226)
Profit for the year				18,974
Profit attributable to the Parent				18,974
Profit attributable to non-controlling interest				—
Total assets	654,572	760,895	422,447	1,837,914
Total liabilities	676,529	783,942	223,609	1,684,080

The 2021 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2021	Banking	Banking	Activities	Total

Net interest income	58,045	4,295	1,092	63,432
Dividend income	—	29	198	227
Income from companies accounted for using the equity method	—	—	200	200
Net fee and commission income	15,729	1,594	(117)	17,206
Gains/(losses) on financial assets and liabilities (net)	1,493	3,228	162	4,883
Exchange differences (net)	—	—	(35)	(35)
Other operating income/(expenses)	(2,967)	(508)	9	(3,466)
Total income	72,300	8,638	1,509	82,447
Administrative expenses	(26,525)	(3,810)	(537)	(30,872)
Depreciation and amortization	(5,849)	(364)	(30)	(6,243)
Impairment losses on financial assets not at fair value through profit or loss (net)	(18,115)	(1,114)	—	(19,229)
Impairment losses on other assets (net)	(27)	—	—	(27)
Provisions (net)	200	—	(586)	(386)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	57	57
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	20	20
Operating profit before tax	21,984	3,350	433	25,767
Income tax				(4,966)
Profit for the year				20,801
Profit attributable to the Parent				20,801
Profit attributable to non-controlling interest				—
Total assets	685,590	525,722	466,901	1,678,213
Total liabilities	726,626	604,758	183,241	1,514,625

The 2022 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2022	Banking	Banking	Activities	Total

Net interest income	65,477	9,216	419	75,112
Dividend income	—	13	173	186
Income from companies accounted for using the equity method	—	—	182	182
Net fee and commission income	17,639	1,615	(22)	19,232
Gains/(losses) on financial assets and liabilities (net)	1,255	(138)	(93)	1,024
Exchange differences (net)	—	(7)	—	(7)
Other operating income/(expenses)	(2,785)	(557)	(1,134)	(4,476)
Total income	81,586	10,142	(475)	91,253
Administrative expenses	(29,151)	(3,846)	(768)	(33,765)
Depreciation and amortization	(6,293)	(372)	(21)	(6,686)
Impairment losses on financial assets not at fair value through profit or loss (net)	(17,323)	1,240	—	(16,083)
Provisions (net)	(230)	(33)	(2,258)	(2,521)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	4	4
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	70	70
Operating profit before tax	28,589	7,131	(3,448)	32,272
Income tax				(8,164)
Profit for the year				24,108
Profit attributable to the Parent				24,108
Profit attributable to non-controlling interest				—
Total assets	754,548	656,392	402,481	1,813,421
Total liabilities	748,904	707,728	193,335	1,649,967